Note 11 - Share Capital - Restricted Share Rights (Details)	12 Months Ended
	Nov. 30, 2025 $ / shares		Nov. 30, 2024 $ / shares
Statement Line Items [Line Items]
Forfeited, option	(245,000)
Forfeited, weighted average exercise of option (in CAD per share)	$ 1.71
Restricted share rights [member]
Statement Line Items [Line Items]
Balance, Number of RSRs	765,165		366,530
Balance, Weighted Average Value (in CAD per share)	$ 1.19		$ 1.23
Granted, Number of RSRs	379,840		811,298
Granted, Weighted Average Value (in CAD per share)	$ 1.94		$ 1.19
Exercised, option	(788,819)	[1],[2]	(412,663)
Exercised, weighted average exercise of options (in CAD per share)	$ 1.22	[2]	$ 1.23
Forfeited, option	(6,500)
Forfeited, weighted average exercise of option (in CAD per share)	$ 1.19
Balance, Number of RSRs	349,686		765,165
Balance, Weighted Average Value (in CAD per share)	$ 1.94		$ 1.19

[1]	195,329 GoldMining Shares pertaining to 418,750 RSRs which vested during the year ended November 30, 2025 were issued subsequent to year end. An additional 223,421 GoldMining Shares were forfeited to satisfy withholding tax obligations (Note 19).
[2]	Subsequent to year end, 418,750 RSRs were net settled, resulting in the issuance of 195,329 GoldMining Shares, with the remaining RSRs used to settle payroll withholding taxes.